OTHER FINANCIAL LIABILITIES (Details) - Schedule of movement of lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Aircraft [member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of movement of lease liabilities [Line Items]
Opening balance	$ 3,026,573	$ 3,042,231	$ 2,737,809
Changes	(142,912)	(15,658)	304,422
Closing balance	2,883,661	3,026,573	3,042,231
New contracts	518,478		719,525
Lease termination	(724,193)	(7,435)
Renegotiations	101,486	(35,049)	(41,535)
Payments	(95,831)	(131,427)	(539,549)
Accrued interest	88,245	158,253	165,981
Exchange differences
Cumulative translation adjustment
Other increases (decreases)	(31,097)
Others [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of movement of lease liabilities [Line Items]
Opening balance	94,433	129,926	120,240
Changes	(17,456)	(35,493)	9,686
Closing balance	76,977	94,433	129,926
New contracts	875	543	23,878
Lease termination	(5,300)	(285)
Renegotiations	5,717	4,919	12,208
Payments	(24,192)	(36,689)	(37,391)
Accrued interest	8,334	9,348	11,968
Exchange differences	3,356	(7,967)	1,614
Cumulative translation adjustment	(2,332)	(38)	(467)
Other increases (decreases)	(3,914)	(5,324)	(2,124)
Lease Liability total [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of movement of lease liabilities [Line Items]
Opening balance	3,121,006	3,172,157	2,858,049
Changes	(160,368)	(51,151)	314,108
Closing balance	2,960,638	3,121,006	3,172,157
New contracts	519,353	543	743,403
Lease termination	(729,493)	(7,720)
Renegotiations	107,203	(30,130)	(29,327)
Payments	(120,023)	(168,116)	(576,940)
Accrued interest	96,579	167,601	177,949
Exchange differences	3,356	(7,967)	1,614
Cumulative translation adjustment	(2,332)	(38)	(467)
Other increases (decreases)	$ (35,011)	$ (5,324)	$ (2,124)